Dec. 23, 2021
VegTech Plant-based Innovation & Climate ETF
VegTech Plant-based Innovation & Climate ETF
Investment Objective
The VegTech Plant-based Innovation & Climate ETF (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.75%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$77	$240

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund is new, it does not have any portfolio turnover information as of the date of this Prospectus.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of plant-based innovation companies (“VegTech Companies”) or companies making a positive impact on climate change matters (“Climate Companies”). VegTech Companies are companies that (1) innovate or use technology in their primary products by utilizing at least one plant ingredient, or innovate or use technology to enable or support companies that do the same; and (2) the end product is animal-free, except for trace amounts. The Adviser believes this promotes positive climate change.

In looking for VegTech Companies, the Adviser searches for companies it considers to be innovators in developing plant-based products, alternative proteins, services, trade secrets, technology, methods, and advancements in scientific research. Technology is a critical element of these advancements. These include cell-cultured and precision fermentation technology companies that use plant-based carbohydrates in the process of growing cells, nutrients, proteins, flavors, and ingredients. It also includes plant-based agriculture, such as vertical farming and agricultural robotics companies, and innovative plant-based materials and scientific services. To be considered an innovator by the Adviser, a company must use at least one plant or plant-derived ingredient and the end product, component, or service is animal-free; or, the company may help other businesses produce animal-free end products using plant-derived ingredients by offering specialized products, services, or technologies. The Adviser typically seeks companies that only use trace amounts of animals and/or animal secretion in their end products.

Additionally, a VegTech company produces no primary products designed for industrial farm animal production, must not perform animal testing unless required to do so by law in order to bring a product to market, and must have a minimum market capitalization of $25 million.

For a VegTech Company to qualify as such, the issuer’s plant-based “primary products,” “primary services,” or “primary assets” must account for more than 50% of the company’s revenues or assets, as disclosed in public financial statements as available. The Adviser performs a qualitative and quantitative analysis as feasible to determine whether a company is a VegTech Company.

The Adviser believes VegTech Companies involved in replacing animal products contribute to several United Nations (UN) Sustainable Development Goals. Within the SDG framework, these goals include “Climate Action,” “Life on Land,” and “Life Below Water.” The Adviser believes livestock are responsible for a significant amount of global greenhouse emissions, including methane and nitrous oxide. A landmark report from the Intergovernmental Panel on Climate Change (“IPCC”) highlighted that climate change is expected to cause “severe, pervasive, and irreversible impacts” on the natural environment unless carbon emissions are cut sharply and rapidly. The IPCC further reported that under the scenario of no animal products consumed at all (no meat, dairy products, or eggs), “adequate food production in 2050 could be achieved on less land than is currently used, allowing considerable forest regeneration, and reducing land-based GHG [greenhouse gas] emissions to one third of the reference ‘business-as-usual’ case for 2050.” The Adviser believes that climate change and the efficiency of food production affects food security. The Adviser believes that companies that invest in or develop products or services that remove animals from supply chains can positively impact climate change and are part of a long-term secular trend towards a shifting food and materials supply system.

To qualify as a Climate Company, the issuer must meet at least one of the following criteria:
(1) The company has committed to reduce greenhouse gas emissions by signing a pledge to measure and reduce those emissions. Acceptable pledges include, but are not limited to, the United Nations “Climate Neutral Now” and Global Optimism’s “The Climate Pledge;”
(2) The company sells a product that generates less greenhouse gas emissions than typical replacement products, as determined by a formal evaluation. Acceptable evaluations follow the standards defined by the International Organization for Standardization (ISO 14040 or ISO 14044);
(3) The company has disclosed a commitment to reducing greenhouse gas emissions; or
(4) The company has greenhouse gas emissions lower than its average peer, per unit of sales or assets, as measured by Bloomberg or a similar data provider.

The Fund will predominantly invest in the equity securities of VegTech and Climate companies, which may include, but are not limited to, common and preferred publicly-traded stocks of U.S. and foreign companies, rights and warrants, partnership interests and business trust shares. The Fund may also invest in initial public offerings (“IPOs”) of VegTech or Climate companies or in companies that have recently completed an IPO. The Fund’s foreign investments may be direct or through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund’s portfolio is expected to be a focused portfolio with typically fewer than 50 holdings, although the number of such holdings may increase over time if the universe of VegTech and Climate companies increases.

The Adviser maintains an internal, proprietary, research process to determine which companies qualify as VegTech or Climate companies. The Adviser conducts its own screening research by reviewing financial statements, websites, and brochures. The Adviser also conducts company interviews and analyzes product labels prior to investing in any company.

In identifying VegTech Companies, the Adviser considers companies with primary products, services, or assets in the following categories:
•Plant-based and Vegan Companies. Companies that produce end products that are animal-free, typically derived from plants, fungi, microbes, or algae. These companies produce no primary products designed for industrial farm animal production, and may include companies that employ food scientists to develop beef alternatives or alternative proteins that use less land and water and generate less methane than standard animal agriculture, or may include food or materials companies that produce products that include plants and plant derivatives.
•Cell-cultured Technology Companies. Companies that use bioscience and engineering to produce, or help produce, cell-cultured foods or alternative proteins. These foods are sometimes called “cell-based,” “lab-grown,” or “cultured” products. These technologies can increase food production and mitigate environmental impact by growing animal cells outside of animals in a nutrient solution that includes plant-derived carbohydrates and other ingredients, in order to replace animals in the production of meat, in a way that significantly reduces the need for industrial animal farming. This reduces the use of land, water, and antibiotics. These companies need only use a trace amount (i.e., 1% or less) of animal cells to grow a significantly larger amount, and thus can positively impact food security. These companies may also support and enable other companies to use plant carbohydrates to grow animal cells, by producing bioreactors (a temperature controlled tank filled with the nutrient solution and used to grow cells outside of an animal), cell culture media (a solution of basic nutrients, including plant-derived carbohydrates, designed to allow cells to grow in a bioreactor), or cell culture meat scaffolding (this can be a plant-based material made into a shape that resembles a piece of meat, used in a bioreactor; as the cells grow on the material, the material degrades and is replaced by cells).

•Precision Fermentation Technology Companies. Companies that grow algae or microbes, such as yeasts and fungi fed with plant-derived carbohydrates to produce nutrients, alternative proteins, flavors, and ingredients. These companies may include one that uses microbes in a bioreactor to produce casein, whey, or heme. Similar to cell-cultured food companies, these companies can produce greater quantities of food in a way that significantly reduces the need for industrial animal farming, thus reducing the use of land, water and antibiotics while replacing animals and positively impacting food security.

•Plant-based Agricultural Companies. Companies that produce plants (vegetables, pulses, tubers, legumes, fruits, nuts, seeds, and grains), fungi, microbes, and algae; or companies that offer technologies, services, or products that support the business of plant-based agriculture. Companies must have no primary products designed for industrial farm animal production. These companies may include ones using vertical farming technology and robotics to grow food near population centers with less land, water, pesticide, and manure than standard animal agriculture. It may include companies that offer robotic and automation tools for plant-based farming.

•Plant-based Materials. Companies that typically use plant or plant-derived ingredients to make end products that are animal-free. It may include issuers that use animal-free ingredients in their cosmetics and does not engage in animal-testing.

•Scientific Services. Companies in bioengineering, bioscience, nutrition, or food science that support or enable businesses in producing animal-free products. Typically, the business customers use at least one plant or plant-derived ingredient. A scientific service company may include one that sequences and tests plant genomes to identify high protein variants of food for human consumption.

The Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.

The Adviser may sell securities from the portfolio if the company’s fundamentals no longer meet the Adviser’s criteria for a VegTech Company. The Adviser may sell a security when its price reaches a set target, or if it believes that other investments are more attractive, or for other reasons we may determine. In selling a security, the Adviser will take into account prudent portfolio management practices and the interests of shareholders, which may result in the position being sold over a period of time, rather than immediately, even if the issuer no longer qualifies as a VegTech or Climate Company.

Principal Risks of Investing in the Fund
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:

•New Adviser Risk. The Adviser is a newly organized investment adviser and has no operating history or performance track record, which may increase the risks associated with investments in the Fund.
•Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.
•Climate Change and VegTech Policy Risk. The Fund’s policy of investing in companies as a means to promote positive climate change could cause the Fund to perform differently compared to similar funds that do not have such a policy.
This policy may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be economically advantageous to do so, or selling securities when it might be otherwise economically disadvantageous for it to do so. The Fund will vote proxies in a manner which is consistent with its VegTech and climate policy themes, which may not always be consistent with maximizing short-term performance of the issuer.
•Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways. Traditionally, liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
•Equity Securities Risk. The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
•Foreign Securities Risk. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets.
•Depositary Receipt Risk. Foreign receipts, which include ADRs, GDRs, and EDRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
•New Fund Risk. The Fund is a recently organized investment company with no operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
•Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its NAV and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Fund.
•Market Capitalization Risk.
•Large-Capitalization Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
•Small Market Capitalization Risks. Stocks of companies with small market capitalizations involve a higher degree of risk than investments in the broad-based equities market. Small-capitalization stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. In addition, small-capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at eatv.vegtechinvest.com.